Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000125404 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	MVCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.74%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	2.74%	14.17%	10.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[1]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R4
Trading Symbol	MVCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.60%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	2.60%	14.02%	10.17%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[2]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006788 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R3
Trading Symbol	MVCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.38%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	2.38%	13.74%	9.90%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[3]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006787 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R2
Trading Symbol	MCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$123	1.22%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.13%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	2.13%	13.46%	9.63%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[4]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006785 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R1
Trading Symbol	MVCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$173	1.72%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 1.59%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	1.59%	12.90%	9.08%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[5]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006783 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class I
Trading Symbol	MCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.60%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	2.60%	14.02%	10.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[6]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class C
Trading Symbol	MVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.72%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Mid Cap Value Fund (fund) provided a total return of 1.62%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	1.62%	12.90%	9.08%
C with CDSC (1% for 12 months)×	0.70%	12.90%	9.08%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[7]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class B
Trading Symbol	MCBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$174	1.73%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Mid Cap Value Fund (fund) provided a total return of 1.60%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	1.60%	12.89%	9.08%
B with CDSC (declining over six years from 4% to 0%)×	(2.09)%	12.64%	9.08%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[8]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class A
Trading Symbol	MVCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.37%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	2.37%	13.74%	9.90%
A with initial sales charge (5.75%)	(3.51)%	12.40%	9.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 17,104,022,860
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 101,221,660	[9]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%

C000006789 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class A
Trading Symbol	MUEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 16.76%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.76%	17.10%	14.01%
A with initial sales charge (5.75%)	10.04%	15.72%	13.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[10]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000006790 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class B
Trading Symbol	MUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 15.90%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	15.90%	16.23%	13.15%
B with CDSC (declining over six years from 4% to 0%)×	11.90%	16.01%	13.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[11]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000006791 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Fund
Class Name	Class C
Trading Symbol	MUECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 15.87%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	15.87%	16.23%	13.15%
C with CDSC (1% for 12 months)×	14.87%	16.23%	13.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[12]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000006792 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class I
Trading Symbol	MUSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 17.05%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.05%	17.40%	14.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[13]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000068492 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R1
Trading Symbol	MUERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 15.89%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	15.89%	16.23%	13.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[14]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000068493 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R2
Trading Symbol	MUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 16.46%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.46%	16.81%	13.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[15]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000068494 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R3
Trading Symbol	MUETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 16.77%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	16.77%	17.11%	14.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[16]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000068495 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R4
Trading Symbol	MUEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 17.03%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.03%	17.40%	14.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[17]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

C000068496 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R6
Trading Symbol	MUEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 17.17%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	17.17%	17.51%	14.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,688,494,386
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,685,751	[18]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%

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